Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,300	$ 1,675	$ 1,723
Shares beneficially owned by the Directors	47,473	94,718
Remuneration charge (in shares)	39,606	42,141	41,167
Remuneration expense, percent shares	58.00%	75.00%	73.00%
Remuneration expense, percent cash	42.00%	25.00%	27.00%
Classes of employee benefits expense:
Base salary	$ 421,000	$ 463,000	$ 372,000
Pension	3,000	3,000	2,000
Other benefits	17,000	24,000	22,000
Share based compensation	50,000	52,000	29,000
Employee benefits expense	$ 553,000	$ 614,000	494,000
Shares awards vested (in shares)	270,850	719,642
Shares not yet vested (in shares)	474,225	1,573,187
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 0	$ 315	315
Shares beneficially owned by the Directors	0	0
Other non-executive directors of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,300	$ 1,360	1,408
Shares beneficially owned by the Directors	47,473	94,718
Group Leadership Team
Classes of employee benefits expense:
Base salary	$ 5,040	$ 4,903	5,278
Bonus	13,230	3,267	4,236
Pension	1,042	1,194	1,181
Other benefits	635	529	501
MSU	1,169	0	615
Termination benefits	4,940	804	877
Total before share based compensation	26,056	10,696	12,688
Share based compensation	16,277	21,663	12,069
Employee benefits expense	$ 42,332	$ 32,359	$ 24,757